UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                    ________


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

QUARTERLY REPORT
DECEMBER 31, 2005 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005
--------------------------------------------------------------------------------


                                                                              %* OF
INVESTMENT FUNDS                                  COST       FAIR VALUE    NET ASSETS
COMMODITY & TRADING
AQR Absolute Return Institutional Fund, LP     $ 3,800,000   $ 4,090,135          2.62%
Blenheim Fund, LP                                6,225,000     7,437,695          4.77%
Bridgewater Pure Alpha Trading Company, Ltd.     5,425,000     5,461,428          3.50%
CRG Partners, LP                                 3,050,000     3,142,913          2.02%
D.E. Shaw Oculus Fund, LLC                       4,850,000     5,295,385          3.40%
Eagle Global Fund, LP                            1,375,000     1,744,504          1.12%
Grossman Currency Fund LP                        1,450,000     1,589,214          1.02%
Jefferies Paragon Fund, LLC                      3,040,000     3,081,862          1.98%
Marshall Wace Americas Fund, LP                  1,375,000     1,459,586          0.94%
Marshall Wace European TOPS Fund Limited         4,825,000     5,247,193          3.36%
Peloton Multi-Strategy Fund, LP                  2,300,000     2,458,654          1.58%
PHZ Global Fund L.P.                             2,100,000     2,142,693          1.37%
SemperMacro Fund Limited                         2,300,000     2,310,305          1.48%
                                               -----------   -----------   -----------
TOTAL COMMODITY & TRADING                       42,115,000    45,461,567         29.16%
                                               -----------   -----------   -----------
EQUITY HEDGE
Coatue Qualified Partners, L.P.                  1,219,586     1,882,218          1.21%
Force Capital LLC                                3,200,000     3,212,945          2.06%
FrontPoint Value Discovery Fund, L.P.            4,275,000     5,108,312          3.28%
Intrepid Capital Fund (QP), L.P.                 1,232,803     1,379,071          0.88%
Intrepid Capital Leveraged Fund (QP), L.P.       2,177,200     2,228,087          1.43%
PHZ Long/Short Equity Fund L.L.C.                  475,000       496,888          0.32%
Prism Partners I, L.P.                           5,523,270     6,177,060          3.96%
Stadia Capital Partners (QP), L.P.               2,025,000     2,265,071          1.45%
Trivium Institutional Onshore Fund L.P.          2,795,971     2,973,490          1.91%
Walker Smith Capital (QP), L.P.                  2,211,970     2,683,171          1.72%
                                               -----------   -----------   -----------
TOTAL EQUITY HEDGE                              25,135,800    28,406,313         18.22%
                                               -----------   -----------   -----------
EVENT DRIVEN
Castlerigg Partners, L.P.                        1,962,719     2,573,699          1.65%
Cerberus Partners, L.P.                          1,144,204     1,940,557          1.25%
Chatham Asset High Yield Fund, L.P.              1,855,805     1,929,510          1.24%
Cheyne Special Situations Fund, L.P.             1,925,000     2,482,093          1.59%
Deephaven Event Arbitrage Fund L.L.C.            6,150,000     6,666,645          4.28%
Greywolf Capital Partners II, LP                 4,025,000     4,698,309          3.01%
Greywolf High Yield Partners, LP                 2,975,000     3,062,225          1.96%
King Street Capital, L.P.                        2,166,109     3,303,157          2.12%
Lansdowne European Strategic Equity Fund, LP     7,300,000     8,876,546          5.69%
OZ Domestic Partners II L.P.                     5,900,000     6,627,345          4.25%
Rockbay Capital Institutional Fund L.L.C.        6,025,000     6,320,534          4.05%
Steel Partners II, LP                            6,150,000     6,185,025          3.97%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                     %* OF
INVESTMENT FUNDS (CONTINUED)                            COST        FAIR VALUE     NET ASSETS
EVENT DRIVEN (CONTINUED)
Trian Partners, LP                                  $  3,200,000   $  3,268,103           2.10%
ValueAct Capital Partners, L.P.                        4,775,000      5,166,206           3.31%
                                                    ------------   ------------   ------------
TOTAL EVENT DRIVEN                                    55,553,837     63,099,954          40.47%
                                                    ------------   ------------   ------------
MULTI-STRATEGY
Amaranth Partners, L.L.C.                              6,400,000      8,292,165           5.32%
Satellite Fund II, L.P.                                1,672,686      2,229,873           1.43%
Suttonbrook Capital Partners, L.P.                     6,050,000      6,601,425           4.23%
                                                    ------------   ------------   ------------
TOTAL MULTI-STRATEGY                                  14,122,686     17,123,463          10.98%
                                                    ------------   ------------   ------------
RELATIVE VALUE
Lydian Partners II, L.P.                               1,267,182      1,674,723           1.08%
Silverback Partners L.P.                               1,686,972      1,472,251           0.94%
Waterstone Market Neutral Fund LP                      2,000,000      1,794,648           1.15%
                                                    ------------   ------------   ------------
TOTAL RELATIVE VALUE                                   4,954,154      4,941,622           3.17%
                                                    ------------   ------------   ------------
VARIABLE EQUITY
Copper Beech Partners II, L.P.                         2,700,000      2,705,296           1.73%
Gandhara Fund, LP                                      3,825,000      4,348,138           2.79%
Karsch Capital II L.P.                                 4,200,000      5,057,557           3.24%
Rosehill Japan Fund L.P.                               3,725,000      4,081,138           2.62%
Rx Healthcare Partners II, LP                          1,925,000      2,012,733           1.29%
SLS Investors, L.P.                                    3,050,000      3,318,387           2.13%
Stadia Consumer Fund (QP), L.P.                        2,250,000      2,185,219           1.40%
Tosca                                                  3,460,852      4,568,607           2.93%
Vardon Focus Fund, LP                                  3,100,000      3,022,630           1.94%
Zaxis Institutional Partners, L.P.                     2,617,093      2,760,983           1.77%
                                                    ------------   ------------   ------------
TOTAL VARIABLE EQUITY                                 30,852,945     34,060,688          21.84%
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------
Total Investment funds                               172,734,422    193,093,607         123.84%
                                                    ------------   ------------   ------------
OPTION CONTRACTS
iShares Russell 2000 Index, January 2006, 61 Put          12,375            990           0.00%
iShares Russell 2000 Index, February 2006, 61 Put         21,299          4,720           0.00%
iShares Russell 2000 Index, February 2006, 62 Put         20,289          5,355           0.00%
iShares Russell 2000 Index, February 2006, 63 Put         18,860          6,435           0.01%
iShares Russell 2000 Index, May 2006, 61 Put              13,184         12,875           0.01%
S&P 500 Index, March 2006, 1125 Put                       22,836          4,200           0.00%
S&P 500 Index, March 2006, 1150 Put                       52,411         13,770           0.01%
S&P 500 Index, March 2006, 1175 Put                       31,128          9,000           0.01%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                %* OF
OPTION CONTRACTS (CONTINUED)                      COST        FAIR VALUE     NET ASSETS
S&P 500  Index, June 2006, 1150 Put           $     68,486   $     30,800           0.02%
S&P 500  Index, June 2006, 1175 Put                 43,836         21,600           0.01%
S&P 500  Index, September 2006, 1125 Put            12,061         12,320           0.01%
                                              ------------   ------------   ------------
Total Option Contracts                             316,765        122,065           0.08%
                                              ------------   ------------   ------------
Total Investment funds and Option Contracts   $173,051,187   $193,215,672         123.92%
                                              ============   ============   ============

* Percentages are based on net assets of $155,926,375.

At December 31, 2005, the aggregate cost of investment funds and option contracts for tax purposes was expected to be similar to book cost of $173,051,187. Net unrealized appreciation on investments was $20,164,485, consisting of $20,921,668 of gross unrealized appreciation and $(757,183) of gross unrealized depreciation.


For information regarding the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington Associates Portfolio, LLC

                                /s/ John B. Rowsell
                          By:   --------------------------------
                                John B. Rowsell
                                Principal Executive Officer

                          Date: March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ John B. Rowsell
                          By:   ----------------------------------
                                John B. Rowsell
                                Principal Executive Officer

                          Date: March 1, 2006


                                /s/ Alicia B. Derrah
                          By:   ----------------------------------
                                Alicia B. Derrah
                                Principal Financial Officer

                          Date: March 1, 2006